Supplemental Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Supplemental Financial Information Abstract
Inventory	Inventories

in thousands	As of June 30, 2022	As of December 31, 2021

Raw materials	$—	$5,775
Work in progress	3,155	941
Finished goods	—	959

Inventories	$3,155	$7,675

Inventories

	As Of December 31,
in thousands	2021	2020
Raw materials	$5,775	$649
Work in progress	941	—
Finished goods	959	—
Inventories	$7,675	$649

Schedule of Major Classes of Property Plant And Equipment
Property, Plant and Equipment, net
Presented in the table below are the major classes of property, plant and equipment:

in thousands	As of June 30, 2022	As of December 31, 2021

Construction in progress	$6,809	$39,246
Computer and software	6,539	3,092
Leasehold improvements	56,444	14,177
Research equipment	11,731	8,935
Production equipment	21,708	10,442
Furniture and fixtures	1,573	1,001

Total property, plant and equipment	104,804	76,893
Less: accumulated depreciation	(16,581)	(10,577)

Property, plant and equipment, net	$88,223	$66,316

Depreciation expense amounted to $4.0 million and $1.0 million for the three months ended June 30, 2022 and 2021, respectively. Depreciation expense amounted to $6.0 million and $1.9 million for the six months ended June 30, 2022 and 2021, respectively. No impairment charges were recorded for the three and six months ended June 30, 2022 and 2021.

Property, Plant and Equipment, net
Presented in the table below are the major classes of property, plant and equipment:

	As Of December 31,
in thousands	2021	2020
Construction in progress	$39,246	$—
Computer and software	3,092	1,440
Leasehold improvements	14,177	13,873
Research and development equipment	8,935	4,903
Production equipment	10,442	8,174
Furniture and fixtures	1,001	466
Kodiak Spaceport	—	2,079
Total property, plant and equipment	76,893	30,935
Less: accumulated depreciation	(10,577)	(6,866)
Property, plant and equipment, net	$66,316	$24,069
Construction is progress relates mainly to the ongoing development of our manufacturing facility located in Alameda, California.

Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

in thousands	As of June 30, 2022	As of December 31, 2021

Employee compensation and benefits	$9,102	$9,927
Contract liabilities, current portion	6,196	10,162
Fair value of contingent consideration, current portion	19,800	—
Construction in progress related accruals	577	3,726
Accrued expenses	6,745	3,464
Other (miscellaneous)	2,762	2,620

Accrued expenses and other current liabilities	$45,182	$29,899

Accrued Expenses and Other Current Liabilities

	As Of December 31,
in thousands	2021	2020
Employee compensation and benefits	$9,927	$484
Contract liabilities	10,162	—
Construction in progress related accruals	3,726	—
Accrued expenses	3,464	2,751
Other (miscellaneous)	2,620	1,155
Accrued expenses and other current liabilities	$29,899	$4,390

Other Non-Current Liabilities
Other Non-Current Liabilities

in thousands	As of June 30, 2022	As of December 31, 2021

Fair value of contingent consideration, net of current portion	$11,200	$13,700
Contract liabilities, net of current portion	6,541	149
Other (miscellaneous)	1,016	750

Other non-current liabilities	$18,757	$14,599

Other
Non-Current
Liabilities

	As Of December 31,
in thousands	2021	2020
Fair value of contingent consideration	$13,700	$—
Contract liabilities	149	122
Other (miscellaneous)	750	1,563
Other non-current liabilities	$14,599	$1,685

Other Income, net
Other Income, Net

	For The Year Ended December 31,
in thousands	2021	2020	2019
Gain on change in fair value of public and private placement of warrants	$25,681	$—	$—
Gain on forgiveness of PPP note	4,850	—	—
Gain on change in fair value of contingent consideration	4,700	—	—
Gain (loss) on mark to market derivatives	—	8,145	(464)
Other (miscellaneous)	815	2,715	740
Other income, net	$36,046	$10,860	$276